AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles Global Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 28 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Best Styles Global Equity Fund		Class A	Institutional Class	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Best Styles Global Equity Fund		Class A	Institutional Class	Class R6
Management Fees		0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	1.28%	1.28%	1.24%
Total Annual Fund Operating Expenses		1.83%	1.58%	1.54%
Expense Reductions	[2]	(1.08%)	(1.08%)	(1.14%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.75%	0.50%	0.40%
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2014 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to waive its management fee and/or reimburse the Fund through March 31, 2016 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.75% for Class A shares, 0.50% for Institutional Class shares and 0.40% for Class R6 shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Best Styles Global Equity Fund (USD $)	1 Year	3 Years
Class A	622	942
Institutional Class	51	337
Class R6	41	306

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Best Styles Global Equity Fund (USD $)	1 Year	3 Years
Class A	622	942
Institutional Class	51	337
Class R6	41	306

Portfolio Turnover.

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by creating a diversified portfolio of global equities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Fund normally invests at least 40% of its assets in non-U.S. securities, including emerging market securities. The portfolio managers intend to diversify the Fund’s investments across geographic regions and economic sectors, and under normal circumstances, geographic and sector weightings will be set with reference to (though with such deviations as the portfolio managers feel appropriate from) those included in the MSCI All Country World Index. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies.

The portfolio managers begin with an investment universe of approximately 8,000 equity securities and then assess individual securities using a disciplined investment process that integrates top-down investment style research (see discussion of investment style orientations below) and proprietary fundamental bottom-up company-specific research with a quantitative risk-management process. The portfolio managers manage the portfolio with reference to the MSCI All Country World Index by selecting approximately 400 to 600 securities for the Fund. The Fund may and intends to hold stocks that are not included in the benchmark index. The portfolio managers combine a range of investment style orientations, such as Value, Earnings Change, Price Momentum, Growth, and Quality (each described below), in seeking positive relative returns versus the benchmark index and in managing the overall portfolio’s sensitivity to broader market movements (or “beta”). The final portfolio is constructed through a portfolio optimization process that seeks to maximize exposure to equity securities with attractive investment style characteristics, subject to region, sector, capitalization, security and other constraints.

The Value investment style orientation selects equity securities that the portfolio managers believe have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cashflow and price-to-book ratios, as compared to other equity securities in the investable universe. The Earnings Change investment style orientation is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises. The Price Momentum investment orientation is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe. The Growth investment style orientation generally selects equity securities with expected and historical earnings and dividend growth. The Quality investment style orientation generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund seeks to consistently outperform the MSCI All Country World Index, regardless of changes in the economic or market environment, by implementing a well-diversified mix of the long-term investment style orientations described above. The portfolio managers believe that diversifying across different investment style orientations can be an effective way to mitigate the cyclical nature of the individual investment style orientations. The Fund’s resulting diversified mix of investment style orientations is expected to remain fairly stable over time.

The Fund may invest in issuers of any capitalization and may participate in initial public offerings (IPOs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.